Trade and Other Receivables - Schedule of Changes in allowance for impairment of trade and other receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the allowance for impairment of trade and other receivables [abstract]
Opening balance	$ 5,426	$ 3,656
Additions	843	1,325
Write-offs	(110)	(9)
Reversals	(135)	(171)
Cumulative translation adjustment	(79)	625
Closing balance	5,945	5,426
Current	2,068	2,010
Non-current	$ 3,877	$ 3,416